Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2021
Cost	278,987	38,309	73,528	390,824
Accumulated depreciation	(59,867)	(32,964)	(50,934)	(143,765)
Net book amount	219,120	5,345	22,594	247,059
Six months ended 31 December 2021
Opening net book amount	219,120	5,345	22,594	247,059
Additions	2,142	989	1,914	5,045
Transfers	—	232	(232)	—
Depreciation charge	(1,695)	(1,587)	(2,977)	(6,259)
Closing net book amount	219,567	4,979	21,299	245,845
At 31 December 2021
Cost	281,129	39,559	75,181	395,869
Accumulated depreciation	(61,562)	(34,580)	(53,882)	(150,024)
Net book amount	219,567	4,979	21,299	245,845

At 1 July 2020
Cost	270,900	38,222	79,741	388,863
Accumulated depreciation	(56,435)	(32,461)	(45,528)	(134,424)
Net book amount	214,465	5,761	34,213	254,439
Six months ended 31 December 2020
Opening net book amount	214,465	5,761	34,213	254,439
Additions	423	1,119	1,668	3,210
Transfers	7,366	—	(7,366)	—
Depreciation charge	(1,743)	(1,613)	(3,110)	(6,466)
Closing net book amount	220,511	5,267	25,405	251,183
At 31 December 2020
Cost	278,689	37,248	73,400	389,337
Accumulated depreciation	(58,178)	(31,981)	(47,995)	(138,154)
Net book amount	220,511	5,267	25,405	251,183